Income taxes - Summary of Net Deferred Income Tax Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ 0.0	$ 0.0
Provision (Recovery) in Income	0.0	0.0
Ending Balance	0.0	0.0
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	282.5	525.9
Provision (Recovery) in Income	(196.0)	(243.4)
Ending Balance	86.5	282.5
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	0.0	2.2
Provision (Recovery) in Income		(2.2)
Ending Balance		0.0
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(20.0)	(22.7)
Provision (Recovery) in Income	9.9	2.7
Ending Balance	(10.1)	(20.0)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(24.6)	(34.9)
Provision (Recovery) in Income	8.0	10.3
Ending Balance	(16.6)	(24.6)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(0.2)	(0.2)
Provision (Recovery) in Income	(0.2)	0.0
Ending Balance	(0.4)	(0.2)
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(237.7)	(470.3)
Provision (Recovery) in Income	178.3	232.6
Ending Balance	$ (59.4)	$ (237.7)